TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
TAXES RECOVERABLE
VAT Recoverable	$ 2,483	$ 1,385
GST Recoverable	41	25
Income taxes recoverable	3,288	2,327
Total Taxes Recoverable	$ 5,812	$ 3,737